Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Property, plant and equipment.	$ 130,109	$ 126,138
Taiwan
Segment, Product and Geographic Information
Property, plant and equipment.	126,993	123,361
US operations
Segment, Product and Geographic Information
Property, plant and equipment.	1,396	1,595
China
Segment, Product and Geographic Information
Property, plant and equipment.	1,442	834
Korea
Segment, Product and Geographic Information
Property, plant and equipment.	239	245
Japan
Segment, Product and Geographic Information
Property, plant and equipment.	$ 39	$ 103